Document and Entity Information	Apr. 29, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2024
Registrant Name	Fidelity California Municipal Trust
Central Index Key	0000718891
Investment Company Type	N-1A
Amendment Flag	false